SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Estimated useful life of intangible assets (Details)	12 Months Ended
Dec. 31, 2018
Software | Minimum
INTANGIBLE ASSETS
Estimated useful life of intangible assets	P3Y
Software | Maximum
INTANGIBLE ASSETS
Estimated useful life of intangible assets	P7Y
Naming rights
INTANGIBLE ASSETS
Estimated useful life of intangible assets	P25Y
Customer relationships | Minimum
INTANGIBLE ASSETS
Estimated useful life of intangible assets	P3Y
Customer relationships | Maximum
INTANGIBLE ASSETS
Estimated useful life of intangible assets	P10Y
Other | Minimum
INTANGIBLE ASSETS
Estimated useful life of intangible assets	P3Y
Other | Maximum
INTANGIBLE ASSETS
Estimated useful life of intangible assets	P10Y